Stockholders' Equity (Details) - 6 months ended Jun. 30, 2015	item shares
Directors
Stockholders' equity
Number of directors who elected to receive their compensation in shares	0
Manager's employees
Stockholders' equity
Newly issued shares | shares	108,759